Earnings per Share	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Earnings per Share

15. Earnings per Share

Basic earnings per share (EPS) is calculated by dividing the profit attributable to equity holders of the parent by the weighted average number of shares issued net of the treasury shares held by the Group.

The weighted average number of shares for diluted earnings per share was increased to take into consideration the theoretical effect of potential ordinary shares that would be assigned to the beneficiaries based on the Group’s share-based incentive plans (see Notes 28 and 29 for further details on the share-based incentive plans).

The following table reflects the income and share data used in the basic and diluted EPS calculation:

	At December 31,	At December 31,	At December 31,
	2023	2022	2021

Profit attributable to ordinary equity holders of the parent (in EUR thousand)	145,631	142,849	134,321

Weighted average number of ordinary shares for basic EPS	264,951,368	264,699,481	252,670,872
Effects of dilution from share-based incentive plans	20,899	—	19,449
Effects of dilution from remuneration in shares	5,281	1,581	—
Weighted average number of ordinary shares adjusted for the effect of dilution	264,977,547	264,701,062	252,690,321

	2023	2022	2021
Basic earnings per common share (in EUR)	0.55	0.54	0.53
Diluted earnings per common share (in EUR)	0.55	0.54	0.53